Leases (Schedule of Amounts Recognized in Profit and Loss) (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 ILS (₪)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 ILS (₪)		Dec. 31, 2023 ILS (₪)	[1]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation expense on right-of-use assets	₪ 2,361	$ 740	₪ 2,125	[1]	₪ 2,404
Interest expense on lease liabilities	296	93	240
Cancellation of rental expenses	(2,175)	(681)	(2,563)
Amounts recognized in profit and loss	₪ 482	$ 152	₪ (198)

[1]	Reclassified